Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable Net
Accounts Receivable, net - Lessen by Provision for Doubtful Accounts

Accounts receivable consisted of the following:

	December 31, 2021	December 31, 2020
Accounts receivable	$26,764	$19,959
Less: Provision for credit losses	(2,990)	(2,990)
Accounts receivable, net	$23,774	$16,969

Accounts Receivable, net - Changes to provisions for credit losses

Charges to provisions for credit losses are summarized as follows:

Allowance for credit losses	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2021	$(2,990)	$—	$—	$(2,990)
Year ended December 31, 2020	$(1,495)	$(1,495)	$—	$(2,990)
Year ended December 31, 2019	$(1,495)	$—	$—	$(1,495)